CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 53,263	$ 71,336
Time deposit	347
Restricted deposits	27,161	10,000
Marketable securities	126,607	130,721
Trading securities	74	76
Accounts receivable	5,782	5,950
Amount due from a related party	1,301	340
Amount due from an equity method investee	38	79
Inventories, net of inventory written-down of $701 and $1,558 as of December 31, 2012 and 2013, respectively	20,278	11,979
Prepaid expenses and other current assets	3,972	4,288
Income tax recoverable	67	189
Deferred tax assets	416	504
Total current assets	239,306	235,462
Investments in equity method investees	17,843	14,329
Other investments	15,648	16,305
Marketable securities	17,139	11,239
Rental deposits	61	49
Property, plant and equipment, net	31,896	32,321
Land use right	1,588	1,584
Acquired intangible assets, net	12,218	10,819
Deposit paid for acquisition of intangible assets	145
Deferred tax assets	99	80
TOTAL ASSETS	335,943	322,188
Current liabilities:
Accounts payable	6,016	8,073
Accrued expenses and other current liabilities	6,127	8,411
Short-term bank loans	35,500	20,500
Other liabilities	1,362	2,056
Income tax payable	49	49
Deferred tax liabilities	343	534
Total current liabilities	49,397	39,623
Other liabilities	412	13
Payable for acquisition of intangible assets		603
Deferred tax liabilities	3,589	3,189
Total liabilities	53,398	43,428
Commitments and contingencies (note 21)
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 411,474,516 (2012: 408,985,092) shares issued and outstanding	1	1
Additional paid-in capital	18,882	20,202
Accumulated other comprehensive income	40,734	35,751
Retained earnings	222,959	222,835
Total Actions Semiconductor Co. Ltd. shareholders' equity	282,576	278,789
Non-controlling interest	(31)	(29)
Total equity	282,545	278,760
TOTAL LIABILITIES AND EQUITY	$ 335,943	$ 322,188